Cover	Jun. 29, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 29, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43375
Entity Registrant Name	ARES ACQUISITION CORPORATION III
Entity Central Index Key	0002128115
Entity Tax Identification Number	98-1929025
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	245 Park Avenue, 44th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10167
City Area Code	212
Local Phone Number	710-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Class Ordinary Share Par Value 0. 0001 Per Share And One Tenth Of One Redeemable Warrant [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-tenth of one redeemable warrant
Trading Symbol	AAC.U
Security Exchange Name	NYSE
Class Ordinary Shares Included As Part Of The Units [Member]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	AAC
Security Exchange Name	NYSE
Redeemable Warrants Included As Part Of Units Each Whole Warrant Exercisable For One Class Ordinary Share At Exercise Price Of 11. 50 [Member]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	AAC WS
Security Exchange Name	NYSE